Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) $ / shares in Units, € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Apr. 14, 2016 USD ($) $ / shares	Apr. 14, 2016 EUR (€)	Mar. 28, 2012 USD ($) $ / shares	Mar. 28, 2012 EUR (€)
May 2013 Investor Warrants [Member]
Unit fair value (in dollars per share)			$ 0.26				$ 2.35
Total fair value			$ 392	€ 328			$ 3,525	€ 2,725
April 2016 Investor Warrants [Member]
Unit fair value (in dollars per share)			$ 0.19		$ 1.09
Total fair value			$ 614	€ 512	$ 3,579	€ 3,168
Measurement Input, Share Price [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input			2.87	2.87			3.96	3.96
Measurement Input, Share Price [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input			2.87	2.87	3.64	3.64
Measurement Input, Exercise Price [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input			4.25	4.25			4.25	4.25
Measurement Input, Exercise Price [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input			4.5	4.5	4.5	4.5
Measurement Input, Risk Free Interest Rate [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input			0	0			1.07	1.07
Measurement Input, Risk Free Interest Rate [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input			0	0	0	0
Measurement Input, Price Volatility [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input			57.4	57.4			71	71
Measurement Input, Price Volatility [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input			0.574	0.574	0.602	0.602
Measurement Input, Expected Dividend Rate [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input			0	0			0	0
Measurement Input, Expected Dividend Rate [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input			0	0	0	0